Note 12 - Concentrations (Details Textual) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Benchmark [Member]
Concentration Risk, Percentage	29.00%
Number of Major Customers		0
Accounts Receivable [Member]
Concentration Risk, Percentage	23.00%	20.00%	29.00%